AXS 1.5X PYPL Bull Daily ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,242,542
TOTAL NET ASSETS — 100.0%	$1,242,542

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	removed t	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Paypal Holdings, Inc.	Receive	6.32% (OBRF01* + 125bps)	At Maturity	7/15/2024	$1,833,261	$-	$15,684
TOTAL EQUITY SWAP CONTRACTS								$15,684

*	OBFR01 - Overnight Bank Funding Rate, 5.07% as of June 30, 2023.